Note 6 - Operating Segments Reporting (Tables)	12 Months Ended
Dec. 31, 2020
Operating Segments Reporting
Group Total Assets Operating Segment
Total assets by operating segments (Millions of Euros)
	2020	2019	2018
Spain	410.409	369.943	360.041
Mexico	110.236	109.087	97.428
Turkey	59.585	64.416	66.250
South America	55.436	54.996	54.373
Rest of Business	35.172	32.891	27.826
Subtotal assets by operating segments	670.839	631.334	605.918
Corporate Center and adjustments	65.336	66.403	69.758
Total assets BBVA Group	736.176	697.737	675.675

Income By Operating Segment
	BBVA Group	Spain	Mexico	Turkey	South America	Rest of Business	Corporate Center	Adjustments (*)
2020
Net interest income	14.592	3.566	5.415	2.783	2.701	291	(164)	-
Gross income	20.166	5.567	7.025	3.573	3.225	839	(63)	-
Operating income	11.079	2.528	4.680	2.544	1.853	372	(898)	-
Operating profit /(loss) before tax	5.248	823	2.475	1.522	896	280	(1.183)	435
Profit from discontinued operations/ Profit from corporate operations, net	(1.729)	-	-	-	-	-	(1.424)	(304)
Net attributable profit (loss)	1.305	652	1.761	563	446	222	(2.339)	-
2019
Net interest income	15.789	3.585	6.209	2.814	3.196	236	(252)	-
Gross income	21.522	5.674	8.034	3.590	3.850	728	(353)	-
Operating income	11.368	2.420	5.383	2.375	2.276	249	(1.336)	-
Operating profit /(loss) before tax	7.046	1.896	3.690	1.341	1.396	222	(1.499)	-
Profit from discontinued operations/ Profit from corporate operations, net	(758)	-	-	-	-	-	(758)	-
Net attributable profit (loss)	3.512	1.436	2.698	506	721	184	(2.032)	-
2018
Net interest income	15.285	3.636	5.568	3.135	3.009	224	(287)	-
Gross income	20.936	5.906	7.193	3.901	3.701	666	(430)	-
Operating income	10.883	2.572	4.800	2.654	1.992	195	(1.330)	-
Operating profit /(loss) before tax	7.565	1.859	3.269	1.444	1.288	207	(1.368)	866
Profit from discontinued operations/ Profit from corporate operations, net	704	-	-	-	-	-	1.337	(633)
Net attributable profit (loss)	5.400	1.450	2.367	567	578	150	289	-